INCOME TAXES (Details 2)	Jun. 30, 2019 CAD ($)
Statement Line Items [Line Items]
Non-capital losses, Canadian	$ 8,467,000
Non-capital losses, United States	778,000
2027
Statement Line Items [Line Items]
Non-capital losses, Canadian	536,000
2028
Statement Line Items [Line Items]
Non-capital losses, Canadian	868,000
2029
Statement Line Items [Line Items]
Non-capital losses, Canadian	911,000
2030
Statement Line Items [Line Items]
Non-capital losses, Canadian	260,000
2031
Statement Line Items [Line Items]
Non-capital losses, Canadian	251,000
2032
Statement Line Items [Line Items]
Non-capital losses, Canadian	153,000
2033
Statement Line Items [Line Items]
Non-capital losses, Canadian	25,000
2034
Statement Line Items [Line Items]
Non-capital losses, Canadian	131,000
2035
Statement Line Items [Line Items]
Non-capital losses, Canadian	177,000
2036
Statement Line Items [Line Items]
Non-capital losses, Canadian	74,000
2037
Statement Line Items [Line Items]
Non-capital losses, Canadian	88,000
2038
Statement Line Items [Line Items]
Non-capital losses, Canadian	1,394,000
Non-capital losses, United States	144,000
2039
Statement Line Items [Line Items]
Non-capital losses, Canadian	3,599,000
Non-capital losses, United States	$ 634,000